Organization and Operations	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations
1.	Organization and Operations

The Company

Stealth BioTherapeutics Corp was incorporated in Grand Cayman, Cayman Islands as Stealth Peptides International, Inc. in April 2006. Its wholly owned subsidiary, Stealth BioTherapeutics Inc., was incorporated in Delaware as Stealth Peptides Inc. in October 2007. In addition, a wholly owned subsidiary, Stealth BioTherapeutics (HK) Limited, was incorporated in Hong Kong in September 2017. In May 2018, Stealth BioTherapeutics (Shanghai) Limited was formed as a wholly foreign owned enterprise in China. Hereinafter, Stealth BioTherapeutics Corp, Stealth BioTherapeutics Inc., Stealth BioTherapeutics (HK) Limited, and Stealth BioTherapeutics (Shanghai) Limited are referred to as the “Company.” The Company is a clinical stage biotechnology company focused on the discovery and development of novel pharmaceutical agents to treat patients suffering from diseases involving mitochondrial dysfunction through its mitochondrial medicine platform. The consolidated financial statements include the assets and liabilities and operating results of the Company and its wholly owned subsidiaries. Since inception, the Company has devoted substantially all of its efforts to research and development, business planning, acquiring operating assets, seeking intellectual property protection for its technology and product candidates, and raising capital.

The Company has entered into numerous debt and equity issuances with Morningside Venture Investments Limited (“MVIL”). As of December 31, 2018, MVIL held approximately 98% of the Company’s outstanding shares. The Company has incurred net losses and negative cash flows from operations in each year since inception and had an accumulated deficit of $426.3 million as of December 31, 2018. The Company has financed its operations to date from the issuance of preferred shares, ordinary shares, convertible debt, as well as long term debt.

On February 20, 2019, the Company closed its initial public offering (“IPO”), in which it issued and sold 6,500,000 American depositary shares (“ADS”), each representing 12 ordinary shares, for a total of 78,000,000 ordinary shares. The price to the public was $12.00 per ADS. The Company received gross proceeds of $78.0 million from the IPO. On March 4, 2019, the Company issued an additional 588,232 ADSs in connection with the underwriters’ partial exercise of their over-allotment option, pursuant to which the Company raised additional gross proceeds of $7.1 million. Net proceeds after deducting underwriting discounts and commissions of $6.0 million and offering expenses of approximately $2.2 million were $76.9 million. Upon closing of the IPO, all shares of the Company’s outstanding Series A convertible preferred shares (“Series A preferred shares”) automatically converted into 91,600,398 ordinary shares and the outstanding convertible notes payable, including principal, interest and premium thereon, converted into 175,210,373 ordinary shares. See Notes 8 and 9 regarding the terms of the convertible notes payable and Series A preferred shares.

Liquidity and Going Concern

These consolidated financial statements have been prepared on a going concern basis, which assumes the realization of assets and settlement of liabilities in the normal course of business. Since its inception, the Company has incurred recurring losses, including net losses of $96.7 million for the year ended December 31, 2018. The Company expects to continue to incur operating losses in the foreseeable future.

Management believes that cash and cash equivalents of $10.9 million at December 31, 2018, together with $5.0 million received in January 2019 from the balance of the note purchase agreement (the “2018 MVIL Note”), net proceeds of $76.9 million received in 2019 through its IPO and the March 29, 2019, amendment to the existing Loan and Security Agreement (“LSA”) providing an additional interest-only period of six months (Note 18) will be sufficient to meet its cash commitments for the next 12 months after the date that the financial statements are issued.

The process of drug development can be costly and the timing and outcomes of clinical trials is uncertain. The assumptions upon which the Company has based its estimates are routinely evaluated and may be subject to change. The actual amount of the Company’s expenditures will vary depending upon a number of factors including, but not limited to the design, timing and duration of future clinical trials, the progress of the Company’s research and development programs, the infrastructure to support a commercial enterprise, the cost of a commercial product launch, and the level of financial resources available. The Company has the ability to adjust its operating plan spending levels based on the timing of future clinical trials, the timing of commercial launch activities and certain research and discovery programs which may be predicated upon adequate funding.

The Company will need to raise additional capital in order to continue to fund operations and fully fund later stage clinical development programs. The Company believes that it will be able to obtain additional working capital through equity financings or other arrangements to fund future operations; however, there can be no assurance that such additional financing, if available, can be obtained on terms acceptable to the Company. If the Company is unable to obtain such additional financing, future operations would need to be scaled back or discontinued.